Trade and Other Payables - Summary of Movement in Deferred and Contingent Consideration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
At 1 January	$ 361	$ 364
Translation adjustment	(1)	(1)
Arising on acquisitions and investments during year (note 30)	14	1
Changes in estimate	(33)	10
Paid during year	(32)	(33)
Discount unwinding	20	20
At 31 December	$ 329	$ 361